Intangible assets, net - Schedule of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of revenue generated	$ 27	$ 303